CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

SCHEDULE OF INVESTMENTS

December 31, 2021 (UNAUDITED)

Common Stock (74.80%)	Shares	Fair Value
Australia (1.75%)
Treasury Wine Estates, Ltd.	187,417	$1,686,918

Czech Republic (1.71%)
WAG Payment Solutions PLC(a)(b)	1,330,148	1,652,085

France (7.20%)
Edenred(b)	109,652	5,058,926
Safran SA(b)	15,459	1,892,660
		6,951,586

Germany (10.22%)
CTS Eventim AG & Co. KGaA(a)(b)	40,351	2,953,297
SAP SE(b)	35,549	5,049,247
Scout24 SE(b)(c)(d)	26,637	1,860,509
		9,863,053

Great Britain (15.29%)
Ashmore Group PLC	281,562	1,109,762
Baltic Classifieds Group PLC(a)	7,345	25,170
Clarivate PLC(a)(b)	124,083	2,918,432
Electrocomponents PLC(b)	172,014	2,809,792
Melrose Industries PLC(b)	1,718,341	3,721,524
Petershill Partners PLC(a)(c)	319,406	1,187,541
Prudential PLC(b)	173,246	2,990,653
		14,762,874

Hong Kong (3.76%)
AIA Group, Ltd.	360,167	3,631,098

Ireland (7.76%)
CRH PLC(b)	89,350	4,726,841
Experian PLC(b)	56,459	2,777,423
		7,504,264

Japan (11.46%)
Justsystems Corp.	30,275	1,414,437

Common Stock (continued)	Shares	Fair Value
Japan (11.46%) (continued)
Keyence Corp.	2,405	$1,509,560
NOF Corp.	82,560	4,165,460
Obic Co., Ltd.	7,000	1,313,013
Shiseido Co., Ltd.	13,185	734,389
Trancom Co., Ltd.	24,905	1,937,812
		11,074,671

Luxembourg (3.18%)
Perimeter Solutions SA(a)(b)	221,066	3,070,607

Netherlands (2.82%)
ASML Holding NV(b)	3,396	2,729,226

Sweden (1.85%)
Telefonaktiebolaget LM Ericsson(b)	162,447	1,790,463

Switzerland (4.34%)
Alcon, Inc.(b)	47,375	4,198,055

United States (3.46%)
Fidelity National Information Services, Inc.(b)	14,642	1,598,174
PerkinElmer, Inc.(b)	8,701	1,749,423
		3,347,597

Total Common Stock
(Cost $70,823,174)		$72,262,497

Total Investments (74.80%)		$72,262,497
Securities Sold Short (-32.18%)		$(31,087,113)
Other Assets In Excess of Liabilities (57.38%)(e)		55,434,573
Net Assets (100.00%)		$96,609,957

(a)	Non-income producing security.

(b)	All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of December 31, 2021, the aggregate value of those securities was $35,810,880.90, made up of $33,810,880.90 in securities and $2,000,000.00 in cash, representing 37.07% of net assets.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the aggregate fair value of securities restricted under Rule 144A was $3,048,050, representing 3.16% of net assets.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2021, the aggregate fair value of those securities was $3,048,050 representing 3.16% of net assets.

(e)	Includes cash which is being held as collateral for total return swap contracts and securities sold short.

Country Composition (December 31, 2021) (Unaudited)

Common Stock
Great Britain	15.29%
Japan	11.46%
Germany	10.22%
Ireland	7.76%
France	7.20%
Switzerland	4.34%
Hong Kong	3.76%
United States	3.46%
Luxembourg	3.18%
Netherlands	2.82%
Sweden	1.85%
Australia	1.75%
Czech Republic	1.71%
74.80%

Securities Sold Short
Common Stock
Ireland	-0.13%
Canada	-0.16%
Hong Kong	-0.25%
Belgium	-0.28%
Bermuda	-0.92%
Japan	-0.93%
Denmark	-1.12%
Finland	-1.64%
France	-1.97%
Netherlands	-2.20%
Germany	-3.98%
United States	-4.21%
Switzerland	-4.51%
Great Britain	-4.71%
Exchange Traded Funds
Brazil	-0.20%
India	-1.03%
United States	-3.94%
-32.18%

Percentages are based upon net assets.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Adyen NV	$1,226,582	FEDEF-1D	50 bps	02/04/2022	$1,337,977	$111,394
Morgan Stanley	Amadeus IT Group SA	3,862,191	FEDEF-1D	50 bps	02/04/2022	3,955,347	93,156
Morgan Stanley	ATS Automation Tooling Systems, Inc.	1,199,733	FEDEF-1D	30 bps	04/04/2022	1,781,459	581,726
Morgan Stanley	Aveva Group	670,117	FEDEF-1D	50 bps	01/10/2023	696,101	25,983
Morgan Stanley	Becle SAB de CV	2,188,944	FEDEF-1D	130 bps	02/04/2022	2,384,328	195,384
Morgan Stanley	Brookfield Asset Management, Inc. Class A	3,654,995	FEDEF-1D	30 bps	04/19/2022	4,448,660	793,665
Morgan Stanley	Brookfield Asset Mgmt Reinsurance Partners	–	N/A	– bps	09/30/2022	22,012	22,012
Morgan Stanley	Constellation Software, Inc.	1,199,743	FEDEF-1D	30 bps	02/04/2022	1,609,033	409,290
Morgan Stanley	Gn Store Nord A/S	938,386	FEDEF-1D	50 bps	01/09/2023	980,682	42,296
Morgan Stanley	Grifols SA	1,223,888	FEDEF-1D	40 bps	01/27/2023	1,238,712	14,823
Goldman Sachs	GS Swap GSCBHKDD Basket Index	(807,647)	HIBOR-1M	(55) bps	09/13/2022	(714,521)	93,125
Goldman Sachs	GS Swap GSCBSAPP Basket Index	(328,868)	1M LIBOR	(35) bps	11/16/2022	(319,324)	9,544
Goldman Sachs	GS Swap GSCBSFIS Basket(a)	2,935,794	FEDEF-1D	40 bps	12/27/2022	3,007,336	71,543
Morgan Stanely	InterContinental Hotels Group PLC	2,423,078	FEDEF-1D	50 bps	10/10/2022	2,442,347	19,269
Morgan Stanley	JB Hi-Fi, Ltd.	(738,052)	FEDEF-1D	(50) bps	03/09/2022	(692,187)	45,865
Morgan Stanley	Lenovo Group, Ltd.	(346,701)	FEDEF-1D	(50) bps	03/09/2022	(345,820)	881
Morgan Stanley	MS Swap MSCBSAF2 Basket Index(a)	1,655,080	EONIA-1D	50 bps	01/17/2023	1,757,870	102,790
Morgan Stanley	MS Swap MSSEHKCU Basket Index(a)	(2,372,419)	HONIX-1D	(50) bps	01/26/2023	(2,407,969)	35,550
Morgan Stanley	MS Swap MSSENDUS Basket Index	(242,533)	FEDEF-1D	(30) bps	11/21/2022	(231,100)	11,433
Morgan Stanley	Olympus Corp Npv	1,394,307	FEDEF-1D	50 bps	01/13/2023	1,446,521	52,213
Morgan Stanley	Partners Group Holding AG	782,976	FEDEF-1D	50 bps	02/04/2022	876,475	93,499
Morgan Stanley	REPSOL	(652,165)	FEDEF-1D	(50) bps	12/01/2022	(631,594)	20,572
Morgan Stanley	Sensata Technologies Holding PLC	4,293,381	FEDEF-1D	30 bps	02/04/2022	4,647,169	353,789
Morgan Stanley	Sika AG	506,443	FEDEF-1D	50 bps	04/01/2022	710,619	204,176
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	1,470,945	FEDEF-1D	95 bps	02/07/2022	1,555,850	84,905
Morgan Stanley	Treasury Wine Estates, Ltd.	1,453,814	FEDEF-1D	50 bps	04/26/2022	1,549,969	96,156
Morgan Stanley	Worldline SA/France	3,085,332	FEDEF-1D	50 bps	01/03/2023	3,245,234	159,901
		$30,677,344				$34,351,186	$3,744,940

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Morgan Stanley	Canadian Pacific Railway, Ltd.	$3,054,149	FEDEF-1D	30 bps	03/02/2022	$3,024,816	$(29,333)
Morgan Stanley	Deutsche Boerse AG	341,680	FEDEF-1D	50 bps	06/03/2022	340,419	(1,261)
Goldman Sachs	GS Swap GSCBHRES Basket Index	(248,163)	HIBOR-1M	(200) bps	01/18/2023	(252,564)	(4,401)
Goldman Sachs	GS Swap GSCBSUTE Basket Index	(822,973)	FEDEF-1D	(15) bps	10/24/2022	(878,033)	(55,060)
Morgan Stanley	Industria de Diseno Textil SA	3,835,664	FEDEF-1D	50 bps	03/09/2022	3,710,137	(125,527)
Goldman Sachs	James Hardie Industries PLC	(605,191)	FEDEF-1D	(50) bps	09/13/2022	(685,912)	(80,721)
Morgan Stanley	James Hardie Industries PLC	(36,715)	FEDEF-1D	(50) bps	01/03/2023	(37,954)	(1,239)
Morgan Stanley	JD.Com, Inc.	1,537,598	FEDEF-1D	50 bps	09/26/2022	1,343,764	(193,834)
Morgan Stanley	MS Swap MSADIDAS Basket Index	237,090	FEDEF-1D	50 bps	12/12/2022	231,779	(5,311)

Morgan Stanley	MS Swap MSCBMINE Basket Index(a)	$(1,250,517)	FEDEF-1D	(30) bps	12/01/2022	$(1,313,633)	$(63,116)
Morgan Stanley	MS Swap MSCBNRGY Basket Index	(781,421)	FEDEF-1D	(44) bps	10/28/2022	(786,788)	(5,367)
Morgan Stanley	MS Swap MSCBTELE Basket Index	(474,709)	FEDEF-1D	(50) bps	01/03/2023	(484,892)	(10,183)
Morgan Stanley	MS Swap MSCBUTES Basket Index	(976,782)	EONIA-1D	(40) bps	11/07/2022	(1,045,815)	(69,034)
Morgan Stanley	MS Swap MSFOODBV Basket Index	(956,046)	FEDEF-1D	(45) bps	12/22/2022	(962,623)	(6,578)
Morgan Stanley	MS Swap MSSEASAH Basket Index(a)	2,452,493	MUTSC-1D	50 bps	12/26/2022	2,347,956	(104,538)
Morgan Stanley	MS Swap MSSEEWT Basket Index	(956,510)	FEDEF-1D	(110) bps	01/13/2023	(975,601)	(19,091)
Morgan Stanley	Nexi Spa Npv	622,878	FEDEF-1D	50 bps	01/09/2023	612,465	(10,412)
Morgan Stanley	Sonic Healthcare, Ltd.	(982,001)	FEDEF-1D	(50) bps	05/12/2022	(1,183,158)	(201,157)
Morgan Stanley	STOXX Europe 600 Chemicals Index	(1,011,638)	FEDEF-1D	(10) bps	02/04/2022	(1,092,717)	(81,079)
		$2,978,886				$1,911,645	$(1,067,242)
TOTAL		$33,656,230				$36,262,831	$2,677,698

FEDEF-1D - Federal Funds Effective Rate (Daily)

HIBOR-1M - Hong Kong Interbank Offered Rate (Monthly)

1M-LIBOR - London Interbank Offered Rate (Monthly)

EONIA-1D - Euro OverNight Index Average (Daily)

MUTSC-1D - Dow Jones High Yield Index (Daily)

(a)	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSFIS Basket Index as of December 31, 2021.

GS Swap GSCBSFIS Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
American Express Co.	861	USD 140,902	4.69%
Brown & Brown, Inc.	193	13,572	0.45%
Cincinnati Financial Corp.	105	11,955	0 40%
Discover Financial Services	109	12,575	0.42%
Equifax, Inc.	43	12,604	0.42%
Fidelity National Information Services, Inc.	16,315	1,780,775	59.21%
Fiserv, Inc.	1,494	155,045	5.16%
FleetCor Technologies, Inc.	55	12,246	0.41%
First Republic Bank/CA	57	11,730	0.39%
Global Payments, Inc.	1,167	160,433	5.33%
Interactive Brokers Group, Inc.	167	13,272	0.44%
Mastercard, Inc	440	158,118	5.26%
Morningstar, Inc.	39	13,188	0.44%
Paychex, Inc.	100	13,588	0.45%
PayPal Holdings, Inc.	772	145,617	4.64%
Saia, Inc.	35	11,687	0.39%
SS&C Technologies Holdings, Inc.	1,665	152,927	5.09%
TransUnion	106	12,584	0.42%
Visa, Inc.	744	161,248	5.36%
Western Midstream Partners LP	590	13,129	0.44%
Common Stocks Total		3,007,196	100.00%

Total Long Securities (US Dollars)		3,007,196

Remaining Securities and Cash		141
Grand Total (US Dollars)		USD 3,007,336

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSCBSAF2 Basket Index as of December 31, 2021.

MS Swap MSCBSAF2 Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
Assa Abloy AB	7,270	EUR 28,511	1.84%
Atlas Copco AB	3,218	28,585	1.85%
Coloplast A/S	1,286	29,093	1.88%
DassauIt Systemes SE	3,622	27,691	1.79%
EssilorLuxottica SA	1,028	28,135	1.82%
Ferguson PLC	1,256	26,656	1.85%
Geberit AG	270	28,387	1.84%
Givaudan SA	41	27,642	1.79%
Hexagon AB	14,310	29,177	1.89%
London Stock Exchange Group PLC	2,388	28,809	1.86%
Lonza Group AG	261	26,082	1.82%
L'Oreal SA	453	27,597	1.79%
LVMH Moet Hennessy Louis Vuitton SE	266	28,228	1.83%
Nestle SA	1,554	27,931	1.81%
Pernod Ricard SA	902	27,894	1.80%
RELX PLC	6,773	28,202	1.82%
Safran SA	63,997	1,007,027	65.16%
Schneider Electric SE	1,129	28,462	1.84%
SGS SA	65	28,073	1.82%
Sonova Holding AG	583	29,449	1.91%
Common Stocks Total		1,545,629	100.00%

Total Long Securities (Euros)		1,545,629

	12/31 USDEUR Spot Rate of	0.879
Grand Total (US Dollars)		USD 1,757,870

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSSEASAH Basket Index as of December 31, 2021.

MS Swap MSSEASAH Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
Asahi Group Holdings, Ltd.	43	JPY 5,651,657	2.09%
Daikin Industries, Ltd.	8	5,944,244	2.20%
FANUC Corp.	8	5,995,925	2.22%
Fast Retailing Co., Ltd.	3	5,050,036	1.87%
Hoya Corp.	10	5,182,282	1.92%
Kao Corp.	31	5,557,930	2.06%
Kirin Holdings Co., Ltd.	104	5,685,661	2.10%
Kose Corp.	35	13,554,179	5.01%
McDonald’s Holdings Co. Japan, Ltd.	38	5,697,833	2.11%
Monotaro Co., Ltd.	82	5,033,586	1.86%
Nidec Corp.	15	5,822,278	2.15%
Nintendo Co., Ltd.	4	5,989,330	2.22%
Olympus Corp.	75	5,851,940	2.16%
Recruit Holdings Co., Ltd.	26	5,289,665	1.96%
Shiseido Co., Ltd.	818	155,178,858	57.39%
SMC Corp.	3	5,800,171	2.15%
Takeda Pharmaceutical Co., Ltd.	61	5,656,065	2.09%
Terumo Corp.	39	5,557,364	2.06%
Tokyo Electron, Ltd.	3	6,037,757	2.23%
Unicharm Corp.	39	5,831,263	2.16%
Common Stocks Total		270,378,023	100.00%

Total Long Securities (Japanese Yen)		270,378,023

	12/31 USDJPY Spot Rate of	115.155
Grand Total (US Dollars)		USD 2,347,956

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSCBUTES Basket Index as of December 31, 2021.

MS Swap MSCBUTES Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Terna - Rete Elettrica Nazionale	(484,027)	(EUR 288,530)	31.37%
Enagas SA	(103,066)	(176,278)	19.17%
Red Electrica Corp. SA	(285,063)	(454,810)	49.46%
Common Stocks Total		(919,618)	100.00%

Total Short Securities (Euros)		(919,618)

	12/31 USDEUR Spot Rate of	0.879
Grand Total (US Dollars)		(USD 1,045,815)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSSEHKCU Basket Index as of December 31, 2021.

MS Swap MSSEHKCU Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
Alibaba Group Holding, Ltd.	4,369	HKD 952,827	5.08%
ANTA Sports Products, Ltd.	73	15,659	0.08%
Baidu, Inc.	3,689	978,468	5.21%
China Mengniu Dairy Co., Ltd.	178	14,452	0.08%
CLP Holdings, Ltd.	103	14,899	0.08%
Hang Seng Bank, Ltd.	56	14,528	0.08%
Hong Kong Exchanges & Clearing, Ltd.	1,127	941,550	5.02%
HSBC Holdings PLC	176	15,133	0.08%
JD Health International, Inc.	8,127	916,076	4.88%
JD Logistics, Inc.	19,276	935,247	4.98%
JD.com, Inc.	23,801	11,963,164	63.72%
Li Ning Co., Ltd.	100	15,673	0.08%
Link REIT	121	15,271	0.08%
Meituan	37	15,096	0.08%
NetEase, Inc.	55	15,837	0.08%
Sands China, Ltd.	492	16,376	0.09%
Sunny Optical Technology Group Co., Ltd.	34	15,498	0.08%
Techtronic Industries Co., Ltd.	3,254	926,522	4.94%
Tencent Holdings, Ltd.	1,163	974,755	5.19%
Xiaomi Corp.	454	15,748	0.08%
Common Stocks Total		18,772,778	100.00%

Total Long Securities (Hong Kong Dollars)		18,772,778

	12/31 USDHKD Spot Rate of	7.796
Grand Total (US Dollars)		(USD 2,407,969)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSCBMINE Basket Index as of December 31, 2021.

MS Swap MSSEHKCU Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Anglo American PLC	(37,446)	(USD 174,827)	13.31%
Antofagasta PLC	(76,474)	(158,189)	12.04%
BHP Group PLC	(92,701)	(315,079)	23.99%
Rio Tinto PLC	(34,033)	(256,859)	19.57%
Southern Copper Corp.	(24,002)	(168,988)	12.86%
Teck Resources, Ltd.	(72,181)	(237,345)	18.07%
Thungela Resources, Ltd.	(3,745)	(2,213)	0.17%
Common Stocks Total		(1,313,499)	100.00%

Total Short Securities (US Dollars)		(1,313,499)

Remaining Securities and Cash		(134)
Grand Total (US Dollars)		(USD 1,313,633)

See accompanying Notes to Schedule of Investments.

Securities Sold Short

	Shares	Fair Value
Common Stocks (27.01%)
Belgium (0.28%)
Etablissements Franz Colruyt NV	(6,390)	$(270,757)

Bermuda (0.92%)
Triton International, Ltd.	(14,817)	(892,428)

Canada (0.16%)
Cargojet, Inc.	(1,147)	(151,253)

Denmark (1.12%)
A P Moller-Maersk A/S	(303)	(1,086,403)

Finland (1.64%)
Kesko Oyj, Class B	(9,522)	(317,706)
Kone Oyj, Class B	(7,406)	(530,929)
Orion Oyj, Class B	(5,869)	(243,743)
UPM-Kymmene Oyj	(12,822)	(487,886)
		(1,580,264)

France (1.98%)
BioMerieux	(7,431)	(1,055,471)
Cie Generale des Etablissements Michelin SCA	(5,209)	(853,898)
		(1,909,369)

Germany (3.97%)
Bayerische Motoren Werke AG	(8,596)	(865,022)
Duerr AG	(13,246)	(604,342)
HelloFresh SE	(6,209)	(476,891)
Merck KGaA	(925)	(238,784)
SMA Solar Technology AG	(5,701)	(242,341)
Wacker Chemie AG	(9,423)	(1,410,204)
		(3,837,584)

Great Britain (4.70%)
Amcor PLC	(87,559)	(1,051,584)
ASOS PLC	(8,109)	(262,609)
boohoo Group PLC	(147,391)	(245,949)
Fevertree Drinks PLC	(8,207)	(300,687)
GlaxoSmithKline PLC	(10,961)	(238,518)
Hargreaves Lansdown PLC	(10,818)	(198,541)
Kingfisher PLC	(122,795)	(562,660)
Pentair PLC	(6,040)	(441,101)
Schroders PLC	(25,757)	(1,241,962)
		(4,543,611)

Hong Kong (0.25%)
Futu Holdings, Ltd., ADR	(5,502)	(238,237)

Ireland (0.13%)
Aptiv PLC	(765)	(126,187)

Japan (0.93%)
Mitsui Chemicals, Inc.	(15,890)	(426,383)

	Shares	Fair Value
Japan (continued)
Sugi Holdings Co., Ltd.	(7,863)	$(475,925)
		(902,308)

Netherlands (2.20%)
Koninklijke Ahold Delhaize NV	(32,781)	(1,123,389)
Randstad NV	(14,684)	(1,002,586)
		(2,125,975)

Switzerland (4.51%)
Kuehne + Nagel International AG	(4,463)	(1,442,032)
Roche Holding AG	(594)	(247,144)
Swisscom AG	(2,238)	(1,263,979)
Tecan Group AG	(2,298)	(1,401,020)
		(4,354,175)

United States (4.21%)
AutoNation, Inc.	(4,033)	(471,256)
Blackstone, Inc.	(1,919)	(248,299)
Brunswick Corp.	(1,677)	(168,924)
Flowers Foods, Inc.	(35,491)	(974,938)
General Mills, Inc.	(12,166)	(819,745)
Textainer Group Holdings, Ltd.	(21,180)	(756,338)
Whirlpool Corp.	(2,695)	(632,409)
		(4,071,909)

Total Common Stocks
(Proceeds $25,484,418)		$(26,090,460)

Exchange Traded Funds (5.17%)
Invesco DB US Dollar Index Bullish Fund	(36,430)	(933,701)
iShares® Core MSCI Total International Stock ETF	(13,499)	(957,619)
iShares® MSCI ACWI ex US ETF	(17,234)	(958,210)
iShares® MSCI Brazil ETF	(6,774)	(190,146)
Vanguard® Total International Stock ETF	(15,108)	(960,416)
WisdomTree India Earnings Fund	(27,318)	(996,561)

Total Exchange Traded Funds
(Proceeds $5,065,405)		$(4,996,653)

Total Securities Sold Short (32.18%)
(Proceeds $30,549,823)		$(31,087,113)

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited)
December 31, 2021

The following is a summary of significant accounting policies followed by CPG Cooper Square International Equity, LLC (the “Fund”) in the preparation of its Consolidated Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). If there is no trade or bid/ask quotations for such security on the Valuation Date, the value of such security will be the last trade or last bid (for long positions) or last ask (for short positions) from the previous day. These securities are categorized as Level 2 securities. Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. Equity-linked instruments are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

The following table represents the inputs used to value the investments at fair value on the Statement of Assets and Liabilities within the valuation hierarchy as of December 31, 2021 [update table]:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	72,262,497	–	–	72,262,497
TOTAL	$72,262,497	$–	$–	$72,262,497

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	–	3,744,940	–	3,744,940
Liabilities
Securities Sold Short
Common Stocks	(26,090,460)	–	–	(26,090,460)
Exchange Traded Funds	(4,996,653)	–	–	(4,996,653)
Total Return Swap Contracts(a)	–	(1,067,242)	–	(1,067,242)
TOTAL	$(31,087,113)	2,677,698	$–	(28,409,415)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Derivative Instruments: The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contracts: The Fund entered into total return contracts as of December 31, 2021. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to make or receive payments to or from the counterparty based on the movement of credit spreads on the related indexes or securities.